Debt and Credit Agreements - Schedule of Long-Term Debt (Detail) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current liabilities:
Long-term debt payable within one year	$ 752	$ 602
Long-term liabilities:
Long-term debt, noncurrent	9,315	10,078
Total long-term debt	$ 10,067	$ 10,680